Property and Equipment, Net - Summary of Depreciation expense property, plant and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation	$ 7,981	$ 6,659	$ 4,985
Technology and Product Development [member]
Property, Plant and Equipment [Line Items]
Depreciation	4,351	4,001	1,036
General and Administrative Expense [member]
Property, Plant and Equipment [Line Items]
Depreciation	3,377	$ 2,658	$ 3,949
Selling and Marketing Expense [member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 253